Note 10 - Options (Detail) (USD $)	1 Months Ended	12 Months Ended						12 Months Ended				12 Months Ended
	Aug. 30, 2004	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012 Performance Shares [Member]	Nov. 30, 2011 Performance Shares [Member]	May 28, 2010 Restricted Stock Units (RSUs) [Member]	Nov. 30, 2011 Employee Stock Option Plan [Member]	Nov. 30, 2011 Non-Management Board Members [Member]	Nov. 30, 2012 Employees [Member]	Nov. 30, 2012 Employee Stock Option Plan [Member]	Nov. 30, 2012 Maximum [Member]
Maximum Percentage of Shares Issuable Under Share Based Compensation Plans		10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		1,790,694					330,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		2,286,589	1,585,816	1,328,667							1,375,119
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term		2 years										10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		415,575
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,763,940	955,000	328,000	152,722				208,000	120,000	955,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					1,381,970
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)		$ 2,214,000	$ 2,214,000
Share-based Compensation (in Dollars)		2,323,845	702,460	1,023,626		442,800
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures						276,394
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			25,000
Proceeds from Stock Options Exercised (in Dollars)			93,165
Stock Granted During Period, Value, Share-based Compensation, Forfeited (in Dollars)			$ 7,302